Business Combination (Details) - Schedule of Unaudited Pro-Forma - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Unaudited Pro-Forma [Abstract]
Revenues	$ 16,038	$ 15,471	$ 44,038	$ 66,615
Net loss	$ (10,260)	$ (12,611)	$ (28,957)	$ (23,966)